Impairment of Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014 Theatre	Dec. 31, 2013 Theatre	Dec. 31, 2012 Theatre
Property, Plant and Equipment [Line Items]
Impairment charges	$ 1,655	$ 1,198	$ 2,974	$ 3,212	$ 3,726	$ 4,227
Estimated aggregate fair value of long-lived assets impaired				3,939	4,823
Impairment charges on theaters using valuation inputs				784	2,758	2,376
Impairment charges on theaters impaired on prior years using valuation inputs				2,428	361	191
Number of operating theaters where competition entered the market				1	1
Impairment charges on previously impaired theaters using valuation inputs					$ 750	$ 1,782
Number of theatres						2
Minimum [Member]
Property, Plant and Equipment [Line Items]
Projects future attendance fluctuations, percent				(10.00%)
Risk-adjusted of return, discount rate				10.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Projects future attendance fluctuations, percent				10.00%
Risk-adjusted of return, discount rate				15.00%